CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Beginning Balance		$ 1,393,499
Addition
Interest expenses		146,322
Paid for cash		(449,999)
Conversion		(1,089,822)
Convertible debt, net			$ 1,393,499